ORGANIZATION AND BUSINESS	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Description of Business

LogProstyle Inc. (“the Company”) and its subsidiaries (collectively, the “Group”) operate in Japan through our subsidiaries as a real estate developer and real estate management company. Our subsidiaries primarily offer three types of services: (i) provision of real estate-related services, such as design and renovation, and real estate development, (ii) hotel management and accommodation, and (iii) additional services such as the sale of housing equipment and materials, restaurant operation, and information technology consulting.

On July 31, 2024, LogKnot Inc. merged with and into LogSuite Inc., at which time LogKnot Inc. ceased to exist and LogSuite Inc. continued as the surviving corporation.

On December 19, 2024, the Company formed its wholly owned subsidiary, LogProstyle US Inc.

The consolidated financial statements of the Group include the Company and the entities below:

	Date of Incorporation or Acquisition	Place of Incorporation	Percentage of Direct or Indirect Economic Ownership
Subsidiaries
Prostyle Inc.	February 2017	Japan	100.0%
LogSuite Inc.	August 2006	Japan	100.0%
LogAsset Inc.	February 2023	Japan	100.0%
LogArchitects Inc.	September 2015	Japan	100.0%
Chino Building Management Inc.	February 2015	Japan	100.0%
ProstyleRyokan Inc.	May 2017	Japan	100.0%
Okinawa Igeto Inc.	January 2018	Japan	100.0%
Kotakino Inc.	September 2013	Japan	100.0%
LogKnot Vietnam Co., Ltd.	August 2021	Vietnam	100.0%
Propolife Vietnam Co., Ltd.	October 2015	Vietnam	100.0%
Yantai Propolife Wood Industry Co., Ltd.	November 2016	China	100.0%
LogProstyle US Inc.	December 2024	US	100.0%

On August 30, 2024, the Company purchased a 40.8% interest for an investment in a condominiums in Miyanomori, Hokkaido for ¥270,000 thousand. The investment, which is classified as a long-term investments. The purchase was accounted for as an equity-method investment under ASC 323, Investments – Equity Method and Joint Ventures, and continues to be accounted for under the equity method of accounting.